Employee-related expenditure	12 Months Ended
Jun. 30, 2023
Employee-related expenditure
Employee-related expenditure
4	Employee-related expenditure

		2023	2022	2021
for the year ended 30 June	Note	Rm	Rm	Rm
Analysis of employee costs
Labour		33 655	32 141	31 683
salaries, wages and other employee-related expenditure		31 415	30 068	29 786
post-retirement benefits	32	2 240	2 073	1 897
Share-based payment expenses		1 033	1 139	1 905
equity-settled	33	1 033	1 164	1 927
cash-settled		—	(25)	(22)
Total employee-related expenditure		34 688	33 280	33 588
Costs capitalised to projects		(1 144)	(825)	(740)
Per income statement		33 544	32 455	32 848

The total number of permanent and non-permanent employees, in approved positions, including the Group’s share of employees within joint operation entities and excluding contractors, joint ventures’ and associates’ employees, is analysed below:

	2023	2022	2021
for the year ended 30 June	Number	Number	Number
Permanent employees	28 657	28 279	28 725
Non-permanent employees	416	351	224
	29 073	28 630	28 949